Regulatory Assets and Liabilities - Schedule of Regulatory Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Regulatory Assets and Liabilities [Line Items]
Total regulatory assets, net	$ 300,087	$ 311,525	$ 307,374
Fair value of long-term debt
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	125,105	127,977	138,701
Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	16,902	17,399	19,387
Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	7,849	7,935	8,279
Debt issuance costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	5,504	5,665	6,252
Cleco Power
Regulatory Assets and Liabilities [Line Items]
Regulatory assets		1,000
Regulatory Liabilities		(4,700)
Total regulatory assets, net	144,727	152,549	134,755
Cleco Power | Interest costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	3,896	3,958	4,208
Cleco Power | AROs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	3,815	3,668	3,099
Cleco Power | Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	147,889	151,543	140,245
Cleco Power | Tree trimming costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	11,384	11,341	9,069
Cleco Power | Training costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	6,202	6,241	6,396
Cleco Power | Surcredits, net
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	72	145	289
Cleco Power | AMI deferred revenue requirement
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	3,000	3,136	3,681
Cleco Power | Emergency declarations
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	948	1,349	2,980
Cleco Power | Production operations and maintenance expenses
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	6,756	7,985	12,245
Cleco Power | AFUDC equity gross-up
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	71,992	72,766	71,952
Cleco Power | Acquisition/ transaction costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	2,098	2,124	2,230
Cleco Power | Acquisition/ transaction costs | Coughlin transaction costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	899	906	938
Cleco Power | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	7,461	7,554	7,923
Cleco Power | Non-service cost of postretirement benefits
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	7,551	6,739	4,629
Cleco Power | Energy efficiency
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	2,820	2,820	2,585
Cleco Power | Accumulated deferred fuel
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 16,353	$ 22,910	$ 20,112